SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated financial statements with intercompany balances and transactions eliminated between the VIE and its subsidiaries

	As of December 31,
	2023	2024

	(HK$ in thousands)
Total assets	424,717	496,776
Total liabilities	189,286	186,802

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Total operating revenue	226,468	301,087	244,315
Net income	39,542	97,248	54,087

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Net cash generated from/(used in) operating activities	34,727	(11,798)	(2,222)
Net cash used in investing activities	(3,201)	(6,818)	(5,556)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,476)	123	(282)
Net increase/(decrease) in cash, cash equivalents and restricted cash	30,050	(18,493)	(8,060)
Cash, cash equivalents and restricted cash at beginning of the year	2,751	32,801	14,308
Cash, cash equivalents and restricted cash at end of the Year	32,801	14,308	6,248

Schedule of property and equipment at the end of the estimated useful lives

Category	Estimated useful lives	Residual rate
Computers equipment	3 - 5 years	5%
Furniture and fixtures	3 - 5 years	5%
Office equipment	3 - 5 years	5%
Office building	39 years	5%
Vehicle	5 years	5%

Summary of estimated useful lives

Category	Estimated useful lives
Computer software	5 years
Licenses	10 years
Golf Membership	10 years